UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ore Hill Partners LLC
Address: 650 Fifth Ave, 9th Floor

         New York, NY  10019

13F File Number:  28-11672

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Claude A. Baum
Title:     Assistant General Counsel/Chief Compliance Officer
Phone:     (212) 389-2560

Signature, Place, and Date of Signing:

     /s/ Claude A. Baum     New York, NY/USA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $23,833 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR CORP                       COM              001765106      121    30000 SH  PUT  SOLE                    30000        0        0
COVANTA HLDG CORP              COM              22282E102      848    50000 SH       SOLE                    50000        0        0
ISHARES TR                     RUSSELL 2000     464287655     3703    72500 SH  PUT  SOLE                    72500        0        0
ISHARES TR                     RUSSELL 2000     464287655     5108   100000 SH  PUT  SOLE                   100000        0        0
ISHARES TR                     RUSSELL 2000     464287655     1277    25000 SH  PUT  SOLE                    25000        0        0
ISHARES TR                     RUSSELL 2000     464287655     4546    89000 SH  PUT  SOLE                    89000        0        0
ISHARES TR                     RUSSELL 2000     464287655     2196    43000 SH  PUT  SOLE                    43000        0        0
MAGUIRE PPTYS INC              COM              559775101       43    50000 SH       SOLE                    50000        0        0
NORDSTROM INC                  COM              655664100     2685   135000 SH  PUT  SOLE                   135000        0        0
SMITHFIELD FOODS INC           COM              832248108     1467   105000 SH  PUT  SOLE                   105000        0        0
SPDR TR                        UNIT SER 1       78462F103     1839    20000 SH  PUT  SOLE                    20000        0        0